Note 43 - Deutsche Bank Parent Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturity [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt		€ 119,390
Maturity [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	€ 71,414	72,656
Floating rate	11,196	9,028
Other	20,578	26,394
Maturity [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,626	11,163
Floating rate	0	0
Other	85	149
Total long-term debt	114,899
Payments due within 1 year [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14,134
Floating rate	2,058
Other	1,554
Payments due within 1 year [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,883
Floating rate	0
Other	0
Total long-term debt	20,628
Payments due between 1 and 2 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,514
Floating rate	1,442
Other	1,545
Payments due between 1 and 2 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,000
Floating rate	0
Other	42
Total long-term debt	18,543
Payments due between 2 and 3 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,286
Floating rate	2,768
Other	881
Payments due between 2 and 3 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,436
Floating rate	0
Other	20
Total long-term debt	18,391
Payments due between 3 and 4 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,531
Floating rate	823
Other	1,469
Payments due between 3 and 4 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other	0
Total long-term debt	11,823
Payments due between 4 and 5 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,493
Floating rate	494
Other	939
Payments due between 4 and 5 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other	0
Total long-term debt	11,926
Over 5 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,456
Floating rate	3,611
Other	14,190
Over 5 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,307
Floating rate	0
Other	22
Total long-term debt	33,587
Deutsche Bank AG (Parent) [Member] | Maturity [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	70,482	70,735
Floating rate	11,196	9,026
Other	59,940	51,793
Deutsche Bank AG (Parent) [Member] | Maturity [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,234	11,749
Floating rate	500	468
Other	85	149
Total long-term debt	154,437	€ 143,919
Deutsche Bank AG (Parent) [Member] | Payments due within 1 year [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,652
Floating rate	2,058
Other	1,787
Deutsche Bank AG (Parent) [Member] | Payments due within 1 year [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,484
Floating rate	0
Other	0
Total long-term debt	20,981
Deutsche Bank AG (Parent) [Member] | Payments due between 1 and 2 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,011
Floating rate	1,442
Other	1,772
Deutsche Bank AG (Parent) [Member] | Payments due between 1 and 2 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,000
Floating rate	0
Other	42
Total long-term debt	18,268
Deutsche Bank AG (Parent) [Member] | Payments due between 2 and 3 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	12,286
Floating rate	2,768
Other	1,206
Deutsche Bank AG (Parent) [Member] | Payments due between 2 and 3 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,436
Floating rate	0
Other	20
Total long-term debt	18,716
Deutsche Bank AG (Parent) [Member] | Payments due between 3 and 4 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,536
Floating rate	823
Other	1,688
Deutsche Bank AG (Parent) [Member] | Payments due between 3 and 4 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other	0
Total long-term debt	12,048
Deutsche Bank AG (Parent) [Member] | Payments due between 4 and 5 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,493
Floating rate	494
Other	1,148
Deutsche Bank AG (Parent) [Member] | Payments due between 4 and 5 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other	0
Total long-term debt	12,135
Deutsche Bank AG (Parent) [Member] | Over 5 years | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,503
Floating rate	3,611
Other	52,338
Deutsche Bank AG (Parent) [Member] | Over 5 years | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	4,315
Floating rate	500
Other	22
Total long-term debt	€ 72,289